Remuneration of auditors - Summary of remuneration of auditors (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Auditor's remuneration [abstract]
Audit or review of the financial statements	$ 124	$ 120	$ 131
F3 consent			11
Auditors remuneration	$ 124	$ 120	$ 142